Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Investment Funds
Entity Central Index Key	0000932101
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Future Fund
Class Name	Class A
Trading Symbol	PMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Putnam Sustainable Future Fund returned 12.66%. The Fund compares its performance to the Russell  Midcap Growth Index and the Putnam Sustainable Future Linked Benchmark†, which both returned 12.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Planet Labs, a satellite imagery company.
↑	Out-of-benchmark position in GE Vernova, a global energy technology company.
↑	Overweight position in Vertiv, which specializes in digital infrastructure.

Top detractors from performance:
↓	Not owning Comfort Systems, an HVAC company.
↓	Not owning Monolithic Power Systems, a semiconductor company.
↓	Overweight position in Sprouts Farmers Market, a supermarket chain.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	12.66	-0.20	8.89
Class A (with sales charge)	6.18	-1.38	8.25
Russell 3000 Index	31.01	11.91	14.75
Russell Midcap Growth Index	12.86	5.54	12.40
Putnam Sustainable Future Linked Benchmark†	12.86	5.54	11.32
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 327,366,016
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 1,904,775
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$327,366,016
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid	$1,904,775
Portfolio Turnover Rate	59%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s investment goal was revised to read: “The Fund seeks capital appreciation.”
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC, the investment manager of the Fund, has recommended, and the Fund’s Board of Trustees has approved, the merger of the Fund with and into Putnam U.S. Research Fund. The merger is expected to be completed in the third quarter of 2026.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Future Fund
Class Name	Class C
Trading Symbol	PMPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.74%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Putnam Sustainable Future Fund returned 11.83%. The Fund compares its performance to the Russell  Midcap Growth Index and the Putnam Sustainable Future Linked Benchmark†, which both returned 12.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Planet Labs, a satellite imagery company.
↑	Out-of-benchmark position in GE Vernova, a global energy technology company.
↑	Overweight position in Vertiv, which specializes in digital infrastructure.

Top detractors from performance:
↓	Not owning Comfort Systems, an HVAC company.
↓	Not owning Monolithic Power Systems, a semiconductor company.
↓	Overweight position in Sprouts Farmers Market, a supermarket chain.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	11.83	-0.95	8.23
Class C (with sales charge)	10.88	-0.95	8.23
Russell 3000 Index	31.01	11.91	14.75
Russell Midcap Growth Index	12.86	5.54	12.40
Putnam Sustainable Future Linked Benchmark†	12.86	5.54	11.32
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 327,366,016
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 1,904,775
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$327,366,016
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid	$1,904,775
Portfolio Turnover Rate	59%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s investment goal was revised to read: “The Fund seeks capital appreciation.”
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC, the investment manager of the Fund, has recommended, and the Fund’s Board of Trustees has approved, the merger of the Fund with and into Putnam U.S. Research Fund. The merger is expected to be completed in the third quarter of 2026.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Future Fund
Class Name	Class R
Trading Symbol	PMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R shares of Putnam Sustainable Future Fund returned 12.35%. The Fund compares its performance to the Russell  Midcap Growth Index and the Putnam Sustainable Future Linked Benchmark†, which both returned 12.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Planet Labs, a satellite imagery company.
↑	Out-of-benchmark position in GE Vernova, a global energy technology company.
↑	Overweight position in Vertiv, which specializes in digital infrastructure.

Top detractors from performance:
↓	Not owning Comfort Systems, an HVAC company.
↓	Not owning Monolithic Power Systems, a semiconductor company.
↓	Overweight position in Sprouts Farmers Market, a supermarket chain.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R	12.35	-0.46	8.61
Russell 3000 Index	31.01	11.91	14.75
Russell Midcap Growth Index	12.86	5.54	12.40
Putnam Sustainable Future Linked Benchmark†	12.86	5.54	11.32
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 327,366,016
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 1,904,775
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$327,366,016
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid	$1,904,775
Portfolio Turnover Rate	59%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s investment goal was revised to read: “The Fund seeks capital appreciation.”
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC, the investment manager of the Fund, has recommended, and the Fund’s Board of Trustees has approved, the merger of the Fund with and into Putnam U.S. Research Fund. The merger is expected to be completed in the third quarter of 2026.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Future Fund
Class Name	Class R6
Trading Symbol	PNOTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Putnam Sustainable Future Fund returned 13.02%. The Fund compares its performance to the Russell  Midcap Growth Index and the Putnam Sustainable Future Linked Benchmark†, which both returned 12.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Planet Labs, a satellite imagery company.
↑	Out-of-benchmark position in GE Vernova, a global energy technology company.
↑	Overweight position in Vertiv, which specializes in digital infrastructure.

Top detractors from performance:
↓	Not owning Comfort Systems, an HVAC company.
↓	Not owning Monolithic Power Systems, a semiconductor company.
↓	Overweight position in Sprouts Farmers Market, a supermarket chain.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	13.02	0.16	9.27
Russell 3000 Index	31.01	11.91	14.75
Russell Midcap Growth Index	12.86	5.54	12.40
Putnam Sustainable Future Linked Benchmark†	12.86	5.54	11.32
[7]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 327,366,016
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 1,904,775
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$327,366,016
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid	$1,904,775
Portfolio Turnover Rate	59%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s investment goal was revised to read: “The Fund seeks capital appreciation.”
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC, the investment manager of the Fund, has recommended, and the Fund’s Board of Trustees has approved, the merger of the Fund with and into Putnam U.S. Research Fund. The merger is expected to be completed in the third quarter of 2026.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Sustainable Future Fund
Class Name	Class Y
Trading Symbol	PMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Sustainable Future Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class Y shares of Putnam Sustainable Future Fund returned 12.87%. The Fund compares its performance to the Russell  Midcap Growth Index and the Putnam Sustainable Future Linked Benchmark†, which both returned 12.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in Planet Labs, a satellite imagery company.
↑	Out-of-benchmark position in GE Vernova, a global energy technology company.
↑	Overweight position in Vertiv, which specializes in digital infrastructure.

Top detractors from performance:
↓	Not owning Comfort Systems, an HVAC company.
↓	Not owning Monolithic Power Systems, a semiconductor company.
↓	Overweight position in Sprouts Farmers Market, a supermarket chain.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class Y	12.87	0.03	9.16
Russell 3000 Index	31.01	11.91	14.75
Russell Midcap Growth Index	12.86	5.54	12.40
Putnam Sustainable Future Linked Benchmark†	12.86	5.54	11.32
[9]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 327,366,016
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 1,904,775
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$327,366,016
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	70
Total Management Fee Paid	$1,904,775
Portfolio Turnover Rate	59%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 1, 2025, the Fund’s investment goal was revised to read: “The Fund seeks capital appreciation.”
Effective January 1, 2026, the portfolio managers for the Fund are Stephanie Dobson and Rob Forker.
Putnam Investment Management, LLC, the investment manager of the Fund, has recommended, and the Fund’s Board of Trustees has approved, the merger of the Fund with and into Putnam U.S. Research Fund. The merger is expected to be completed in the third quarter of 2026.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
†	The Putnam Sustainable Future Linked Benchmark represents the performance of the Russell 3000 Value Index through March 20, 2018, and the performance of the Russell Midcap Growth Index thereafter.

[10]
*	Does not include derivatives, except purchased options, if any.